Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) $ (in millions)	Year-End Stock Price (Company Selected Measure) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	431,864	238,464,732	10,200,894	21,799,614	159	258	935	226
2024	318,518	313,764,318	8,133,018	22,629,252	118	208	123	168
2023	316,275	244,015,195	10,831,201	22,342,699	69	152	(558)	99
2022	300,065	(686,374,575)	10,468,361	(13,402,406)	34	97	(1,365)	49
2021	300,297	(35,818,623)	8,474,204	22,896,547	104	135	(468)	149

Company Selected Measure Name	Year-End Stock Price
Named Executive Officers, Footnote
The following table sets forth our PEO and Other NEOs for each year represented in the Pay vs. Performance Table:

	PEO	Other NEOs

2025	Tony Xu	Ravi Inukonda	Keith Yandell
		Prabir Adarkar	Tia Sherringham
2024	Tony Xu	Ravi Inukonda	Keith Yandell
		Prabir Adarkar	Tia Sherringham
2023	Tony Xu	Ravi Inukonda	Keith Yandell
		Prabir Adarkar	Tia Sherringham
2022	Tony Xu	Ravi Inukonda	Keith Yandell
		Prabir Adarkar	Tia Sherringham
2021	Tony Xu	Prabir Adarkar	Keith Yandell
Christopher Payne

Peer Group Issuers, Footnote
Total Shareholder Return (“TSR”) values provided in this table illustrate the value of an initial investment of $100 in our Class A common stock made at the beginning of each year at the end of such year, calculated on a dividend-reinvested basis. The peer group selected for comparison is the S&P 500 IT Index, which is one of the same peer groups we use for purposes of Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 431,864	$ 318,518	$ 316,275	$ 300,065	$ 300,297
PEO Actually Paid Compensation Amount	$ 238,464,732	313,764,318	244,015,195	(686,374,575)	(35,818,623)
Adjustment To PEO Compensation, Footnote
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Option Exercises and Stock Vested in 2025” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2025		2024		2023		2022		2021

Description of Adjustment	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	431,864	10,200,894	318,518	8,133,018	316,275	10,831,201	300,065	10,468,361	300,297	8,474,204
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year	—	(9,789,553)	—	(7,701,028)	—	(10,471,303)	—	(7,987,216)	—	(8,123,633)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	—	9,815,926	—	8,926,229	—	13,410,597	—	4,447,851	—	8,379,696

	2025		2024		2023		2022		2021

Description of Adjustment	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)

ASC 718 fair value of awards granted during the year that vested during the year, determined as of vest date.⁽¹⁾	—	2,176,640	—	1,732,053	—	3,223,356	—	691,030	—	—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	134,762,026	5,421,264	313,445,800	8,336,140	243,698,920	3,830,205	(686,674,640)	(6,215,760)	(36,118,920)	1,765,460
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.⁽¹⁾	103,270,842	3,974,443	—	3,202,841	—	1,518,643	—	(14,806,672)	—	12,400,820
Total Adjustments (subtotal)	238,032,868	11,598,720	313,445,800	14,496,234	243,698,920	11,511,498	(686,674,640)	(23,870,767)	(36,118,920)	14,422,343
Compensation actually paid	238,464,732	21,799,614	313,764,318	22,629,252	244,015,195	22,342,699	(686,374,575)	(13,402,406)	(35,818,623)	22,896,547
1.The fair value of awards that vested during 2025 has been computed in the same manner set forth in footnote 2 of the “Option Exercises and Stock Vested in 2025” table above regarding the computation of value realized on vesting. As previously disclosed in our proxy statement dated April 29, 2025, for purposes of this table, the fair value of awards that vested (i) during 2024 was computed by multiplying the number of shares acquired on vesting by the closing price of our Class A common stock on the trading day immediately preceding the applicable vesting date, and (ii) during 2023, 2022 and 2021 was computed by multiplying the number of shares acquired on vesting by the closing price of our Class A common stock on the applicable vesting date.
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Non-PEO NEO Average Total Compensation Amount	$ 10,200,894	8,133,018	10,831,201	10,468,361	8,474,204
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,799,614	22,629,252	22,342,699	(13,402,406)	22,896,547
Adjustment to Non-PEO NEO Compensation Footnote
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Option Exercises and Stock Vested in 2025” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2025		2024		2023		2022		2021

Description of Adjustment	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	431,864	10,200,894	318,518	8,133,018	316,275	10,831,201	300,065	10,468,361	300,297	8,474,204
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year	—	(9,789,553)	—	(7,701,028)	—	(10,471,303)	—	(7,987,216)	—	(8,123,633)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	—	9,815,926	—	8,926,229	—	13,410,597	—	4,447,851	—	8,379,696

	2025		2024		2023		2022		2021

Description of Adjustment	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)	PEO ($)	Average Other NEOs ($)

ASC 718 fair value of awards granted during the year that vested during the year, determined as of vest date.⁽¹⁾	—	2,176,640	—	1,732,053	—	3,223,356	—	691,030	—	—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	134,762,026	5,421,264	313,445,800	8,336,140	243,698,920	3,830,205	(686,674,640)	(6,215,760)	(36,118,920)	1,765,460
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.⁽¹⁾	103,270,842	3,974,443	—	3,202,841	—	1,518,643	—	(14,806,672)	—	12,400,820
Total Adjustments (subtotal)	238,032,868	11,598,720	313,445,800	14,496,234	243,698,920	11,511,498	(686,674,640)	(23,870,767)	(36,118,920)	14,422,343
Compensation actually paid	238,464,732	21,799,614	313,764,318	22,629,252	244,015,195	22,342,699	(686,374,575)	(13,402,406)	(35,818,623)	22,896,547
1.The fair value of awards that vested during 2025 has been computed in the same manner set forth in footnote 2 of the “Option Exercises and Stock Vested in 2025” table above regarding the computation of value realized on vesting. As previously disclosed in our proxy statement dated April 29, 2025, for purposes of this table, the fair value of awards that vested (i) during 2024 was computed by multiplying the number of shares acquired on vesting by the closing price of our Class A common stock on the trading day immediately preceding the applicable vesting date, and (ii) during 2023, 2022 and 2021 was computed by multiplying the number of shares acquired on vesting by the closing price of our Class A common stock on the applicable vesting date.
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 159	118	69	34	104
Peer Group Total Shareholder Return Amount	258	208	152	97	135
Net Income (Loss)	$ 935,000,000	$ 123,000,000	$ (558,000,000)	$ (1,365,000,000)	$ (468,000,000)
Company Selected Measure Amount	226	168	99	49	149
PEO Name	Tony Xu
Additional 402(v) Disclosure	Net income (loss) attributable to DoorDash, Inc. common stockholders as reported on our consolidated statements of operations in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Year-End Stock Price (Company selected measure)
Non-GAAP Measure Description	Pursuant to Item 402(v), we determined Year-End Stock Price to be the most important financial performance measure used to link Company performance to CAP to our PEO and our Other NEOs in 2025.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 238,032,868	$ 313,445,800	$ 243,698,920	$ (686,674,640)	$ (36,118,920)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,762,026	313,445,800	243,698,920	(686,674,640)	(36,118,920)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,270,842	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,598,720	14,496,234	11,511,498	(23,870,767)	14,422,343
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,789,553)	(7,701,028)	(10,471,303)	(7,987,216)	(8,123,633)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,815,926	8,926,229	13,410,597	4,447,851	8,379,696
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,421,264	8,336,140	3,830,205	(6,215,760)	1,765,460
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,176,640	1,732,053	3,223,356	691,030	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,974,443	$ 3,202,841	$ 1,518,643	$ (14,806,672)	$ 12,400,820